Award Timing Disclosure	12 Months Ended
	Mar. 31, 2025	Feb. 06, 2025 USD ($) $ / shares	May 24, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies. We do not have any formal plan or obligation that requires us to award equity or equity-based compensation to any executive officer on specified dates. Consistent with the employment agreement of the CEO, the Compensation Committee does not determine the annual cash incentive or LTI awards for senior executives until the Compensation Committee has final audited financial statements with which to make such determinations. The Compensation Committee has historically made such determinations around the time of completion of such audit and before public announcement of the audited results and intends to continue doing so at this time (although the Compensation Committee may change the timing of such annual grants in the future). Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
During the fiscal year ended March 31, 2025, consistent with our historical timing on annual LTI award grants as described above, we granted stock options to our named executive officers within four business days prior to our earnings release for the prior fiscal year (i.e., we made our annual LTI award grants on May 24, 2024 and released earnings for our fiscal year ended March 31, 2024 after the close of markets on May 28, 2024). In addition, Mr. Lasher joined the Company on the day the Company issued its third fiscal quarter 2025 earnings release and therefore received his initial hire equity grants on the business day following such earnings release date. As required by Item 402(x) of Regulation S-K, we are providing the following tabular disclosure regarding the timing of such stock option grants.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material
nonpublic information and the
trading day beginning immediately
following the disclosure of material
nonpublic information(1)(2)

(a)	(b)	(c)	(d)	(e)	(f)
William G. Stone III Chief Executive Officer	05/24/2024	500,000	2.14	$735,000	(17.0%)
Senthil Kanagaratnam Chief Technology Officer	05/24/2024	250,000	2.14	$367,500	(17.0%)
Barrett Garrison Former Executive Vice President and Chief Financial Officer	05/24/2024	250,000	2.14	$367,500	(17.0%)
Stephen Lasher Chief Financial Officer	02/06/2025	500,000	4.99	$1,855,000	96.5%
________________________
(1)We released earnings after the close of markets on May 28, 2024. The closing price of our common stock on May 28, 2024 was $2.24. The closing price of our common stock on May 29, 2024 (the trading day immediately following the date we released earnings) was $1.86.
(2)We released earnings after the close of markets on February 5, 2025. The closing price of our common stock on February 5, 2025 was $2.54. The closing price of our common stock on February 6, 2025 (the trading day immediately following the date we released earnings) was $4.99.

Award Timing Method	Equity Award Timing Policies. We do not have any formal plan or obligation that requires us to award equity or equity-based compensation to any executive officer on specified dates. Consistent with the employment agreement of the CEO, the Compensation Committee does not determine the annual cash incentive or LTI awards for senior executives until the Compensation Committee has final audited financial statements with which to make such determinations. The Compensation Committee has historically made such determinations around the time of completion of such audit and before public announcement of the audited results and intends to continue doing so at this time (although the Compensation Committee may change the timing of such annual grants in the future). Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity Award Timing Policies. We do not have any formal plan or obligation that requires us to award equity or equity-based compensation to any executive officer on specified dates. Consistent with the employment agreement of the CEO, the Compensation Committee does not determine the annual cash incentive or LTI awards for senior executives until the Compensation Committee has final audited financial statements with which to make such determinations. The Compensation Committee has historically made such determinations around the time of completion of such audit and before public announcement of the audited results and intends to continue doing so at this time (although the Compensation Committee may change the timing of such annual grants in the future). Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material
nonpublic information and the
trading day beginning immediately
following the disclosure of material
nonpublic information(1)(2)

(a)	(b)	(c)	(d)	(e)	(f)
William G. Stone III Chief Executive Officer	05/24/2024	500,000	2.14	$735,000	(17.0%)
Senthil Kanagaratnam Chief Technology Officer	05/24/2024	250,000	2.14	$367,500	(17.0%)
Barrett Garrison Former Executive Vice President and Chief Financial Officer	05/24/2024	250,000	2.14	$367,500	(17.0%)
Stephen Lasher Chief Financial Officer	02/06/2025	500,000	4.99	$1,855,000	96.5%
________________________
(1)We released earnings after the close of markets on May 28, 2024. The closing price of our common stock on May 28, 2024 was $2.24. The closing price of our common stock on May 29, 2024 (the trading day immediately following the date we released earnings) was $1.86.
(2)We released earnings after the close of markets on February 5, 2025. The closing price of our common stock on February 5, 2025 was $2.54. The closing price of our common stock on February 6, 2025 (the trading day immediately following the date we released earnings) was $4.99.

William G. Stone III [Member]
Awards Close in Time to MNPI Disclosures
Name			William G. Stone IIIChief Executive Officer
Underlying Securities			500,000
Exercise Price | $ / shares			$ 2.14
Fair Value as of Grant Date			$ 735,000
Underlying Security Market Price Change			(0.170)
Senthil Kanagaratnam [Member]
Awards Close in Time to MNPI Disclosures
Name			Senthil KanagaratnamChief Technology Officer
Underlying Securities			250,000
Exercise Price | $ / shares			$ 2.14
Fair Value as of Grant Date			$ 367,500
Underlying Security Market Price Change			(0.170)
Barrett Garrison [Member]
Awards Close in Time to MNPI Disclosures
Name			Barrett GarrisonFormer Executive Vice President and Chief Financial Officer
Underlying Securities			250,000
Exercise Price | $ / shares			$ 2.14
Fair Value as of Grant Date			$ 367,500
Underlying Security Market Price Change			(0.170)
Stephen Lasher [Member]
Awards Close in Time to MNPI Disclosures
Name		Stephen LasherChief Financial Officer
Underlying Securities		500,000
Exercise Price | $ / shares		$ 4.99
Fair Value as of Grant Date		$ 1,855,000
Underlying Security Market Price Change		0.965